Business and Basis of Presentation - Change in Accounting Policy - Revised Condensed Consolidated Statement of Cash Flows (Details) (10-Q) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 25,000,000	$ (192,000,000)	$ 20,000,000	$ 19,000,000	$ 31,000,000	$ (25,000,000)	$ 462,000,000	$ 103,000,000	$ 68,000,000	$ 216,000,000	$ 75,000,000
Reconciling adjustments:
Provision for finance receivable losses	257,907	510,000,000	213,611	$ 80,000,000	87,000,000	95,000,000	$ 103,000,000	$ 115,000,000	161,000,000	1,000,344	793,619	$ 1,134,518	$ 614,684	$ 527,000,000
Depreciation and amortization	3,212		4,192							7,045	12,207	14,124	15,054
Cash flows from financing activities
Proceeds from issuance of common stock, net of offering costs										3,728,686	3,917,524	4,579,414	4,267,949
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		1,697,982			433,712				281,879	485,559	433,712	433,712	281,879	1,554,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	924,552	485,559	1,697,982			433,712				924,552	1,697,982	485,559	433,712	281,879
Scenario, Previously Reported [Member]
Cash flows from operating activities
Net income (loss)			20,000,000								70,000,000
Reconciling adjustments:
Provision for finance receivable losses			82,000,000								249,000,000
Depreciation and amortization											68,000,000
Deferred income tax benefit											(10,000,000)
Non-cash incentive compensation from Initial Stockholder											15,000,000
Share-based compensation expense, net of forfeitures											6,000,000
Other											(13,000,000)
Cash flows due to changes in:
Other assets and other liabilities											37,000,000
Insurance claims and policyholder liabilities											22,000,000
Taxes receivable and payable											(49,000,000)
Accrued interest and finance charges											(1,000,000)
Other, net											1,000,000
Net cash provided by operating activities											395,000,000
Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale											(593,000,000)
Proceeds on sales of finance receivables held for sale originated as held for investment											88,000,000
Available-for-sale securities purchased											(382,000,000)
Trading and other securities purchased											(1,465,000,000)
Available-for-sale securities called, sold, and matured											411,000,000
Trading and other securities called, sold, and matured											2,581,000,000
Change in restricted cash and cash equivalents											(46,000,000)
Proceeds from sale of real estate owned											12,000,000
Other, net											(13,000,000)
Net cash provided by (used for) investing activities											593,000,000
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions											1,929,000,000
Proceeds from issuance of common stock, net of offering costs											976,000,000
Repayments of long-term debt											(850,000,000)
Distributions to joint venture partners											(59,000,000)
Excess tax benefit from share-based compensation											2,000,000
Withholding tax on RSUs vested											(4,000,000)
Net cash provided by (used for) financing activities											1,994,000,000
Net change in cash and cash equivalents											2,982,000,000
OneMain Holdings Inc [Member]
Cash flows from operating activities
Net income (loss)	25,000,000		19,000,000							216,000,000	75,000,000	122,000,000	608,000,000	94,000,000
Reconciling adjustments:
Provision for finance receivable losses	263,000,000		79,000,000							675,000,000	233,000,000	759,000,000	474,000,000	527,000,000
Depreciation and amortization										416,000,000	75,000,000	191,000,000	35,000,000	(55,000,000)
Deferred income tax benefit										(99,000,000)	(10,000,000)	(212,000,000)	20,000,000	(119,000,000)
Share-based compensation expense, net of forfeitures												15,000,000	6,000,000	146,000,000
Other										(7,000,000)	(10,000,000)	4,000,000	10,000,000	19,000,000
Cash flows due to changes in:
Other assets and other liabilities										92,000,000	41,000,000	(35,000,000)	(31,000,000)	16,000,000
Insurance claims and policyholder liabilities										(50,000,000)	22,000,000	27,000,000	51,000,000	9,000,000
Taxes receivable and payable										49,000,000	(49,000,000)	102,000,000	(98,000,000)	(10,000,000)
Accrued interest and finance charges										2,000,000	(1,000,000)	(14,000,000)	(36,000,000)	(42,000,000)
Other, net										2,000,000	1,000,000	1,000,000	1,000,000	(2,000,000)
Net cash provided by operating activities										1,139,000,000	398,000,000	731,000,000	400,000,000	675,000,000
Cash flows from investing activities
Proceeds on sales of finance receivables held for sale originated as held for investment										870,000,000	88,000,000	78,000,000	3,799,000,000	15,000,000
Available-for-sale securities purchased										(446,000,000)	(382,000,000)	(525,000,000)	(351,000,000)	(555,000,000)
Trading and other securities purchased										(16,000,000)	(1,465,000,000)	(1,482,000,000)	(2,978,000,000)	(10,000,000)
Available-for-sale securities called, sold, and matured										597,000,000	411,000,000	525,000,000	(291,000,000)	(414,000,000)
Trading and other securities called, sold, and matured										52,000,000	2,581,000,000	3,797,000,000	687,000,000	8,000,000
Change in restricted cash and cash equivalents										10,000,000	(46,000,000)	(70,000,000)	112,000,000	(414,000,000)
Proceeds from sale of real estate owned										7,000,000	12,000,000	14,000,000	59,000,000	109,000,000
Other, net										(26,000,000)	(13,000,000)	(36,000,000)	(13,000,000)	(10,000,000)
Net cash provided by (used for) investing activities										204,000,000	593,000,000	(2,638,000,000)	1,821,000,000	(2,123,000,000)
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions										4,552,000,000	1,929,000,000	3,027,000,000	3,557,000,000	6,296,000,000
Proceeds from issuance of common stock, net of offering costs										0	976,000,000	976,000,000		231,000,000
Repayments of long-term debt										(6,155,000,000)	(850,000,000)	(1,960,000,000)	(4,691,000,000)	(6,435,000,000)
Distributions to joint venture partners										(18,000,000)	(58,000,000)	(78,000,000)	(638,000,000)	(204,000,000)
Excess tax benefit from share-based compensation										0	2,000,000	3,000,000
Withholding tax on RSUs vested										4,000,000	4,000,000
Net cash provided by (used for) financing activities										(1,625,000,000)	1,995,000,000	1,968,000,000	(1,722,000,000)	326,000,000
Net change in cash and cash equivalents										(281,000,000)	2,986,000,000	60,000,000	448,000,000	(1,123,000,000)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		3,865,000,000			$ 879,000,000				$ 431,000,000	939,000,000	879,000,000	879,000,000	431,000,000	1,554,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 658,000,000	$ 939,000,000	$ 3,865,000,000			$ 879,000,000				$ 658,000,000	$ 3,865,000,000	$ 939,000,000	$ 879,000,000	$ 431,000,000